Income Taxes - Schedule of Income Tax Provision Differs from US Federal Income Tax (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Income Tax Disclosure [Abstract]
U.S. federal tax (expense) benefit at statutory rate	$ (2,572)			$ 11,461	$ 22,815	$ 8,056
State tax, net of federal benefit	835			14,915	1,713	1,637
Foreign rate differential	(346)			(216)	(670)	(1,110)
Effect of foreign operations	(139)			(481)
Tax credit carryforwards	16			119	91	73
Acquisition related adjustment					(8)	(1)
Earnings taxes at affiliate	(783)			(9,494)	(15,961)	(6,914)
Global intangible low-taxes income inclusion	(126)			(1,708)	(197)	(563)
Nonqualified stock options	270
Change in fair value of contingent consideration	6,526
Change in fair value of warrant liability	4,869
Net impact of foreign operations (net of noncontrolling interest) on partnership outside basis)	1,381
Compensation deducted for book in post-acquisition period and deducted for tax in pre-acquisition period	(6,091)
Uncertain tax positions	(5)			(387)	23	8,017
Other	200			(39)	1,074	(104)
Change in valuation allowance	(3,423)			(7,489)	(1,609)	(846)
Total income tax benefit	$ 612	$ (1,378)	$ (8,170)	$ 6,681	$ 7,271	$ 8,245